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                              [LOGO] Nationwide(R)

                                  NATIONWIDE(R)
                                    VARIABLE
                                    ACCOUNT-6

                                  Annual Report

                                       to

                                 Contract Owners

                                December 31, 2003

                        NATIONWIDE LIFE INSURANCE COMPANY

                           HOME OFFICE: COLUMBUS, OHIO

APO-3232-12/03

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                              [LOGO] Nationwide(R)

                        NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                     [PHOTO]

                               PRESIDENT'S MESSAGE

Nationwide Life Insurance Company is pleased to present the 2003 annual report of the Nationwide Variable Account-6.

Equity investments turned-in an exemplary performance during 2003.Gains in the Dow Jones Industrial Average and the S&P 500 each surpassed 25% for the year. Meanwhile, the NASDAQ, with more ground to make-up, posted year-over-year performance of nearly 50%. Furthermore, this past year saw interest rates and inflation remain near historically low levels. And, the good news doesn't stop there; the last half of the year GDP growth chalked up statistics not seen in recent history. We believe the stage is set and should provide a rewarding 2004 for equity investors.

During 2003, we have watched with interest and a good deal of dismay the ongoing revelations of ethical lapses in the mutual fund industry. This has caused us to take a hard look at longstanding relationships we have had with some of these fund groups and to make changes where we believe it's in the best interest of our contract owners and participants. Nationwide has been in the financial services business for more than a quarter of a century and during this time we have endeavored to maintain the highest standards of ethics and integrity in all aspects of our personal and business conduct.

Thank you for your confidence and for selecting Nationwide to help you meet your retirement and financial planning objectives.


                              /s/ Joseph J. Gasper,
                           ---------------------------
                           Joseph J. Gasper, President
                                February 12, 2004

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How to Read the Annual Report

This annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide Variable Account-6. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-240-5054 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.nwservicecenter.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

The Annual Report has four major financial sections:

Statement of Assets, Liabilities and Contract Owners' Equity

This statement begins on page 4 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on December 31, 2003. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 16. This summary also includes certain performance measures for each fund series for the periods indicated.

Statements of Operations, Statements of Changes in Contract Owners' Equity

These statements begin on page 5 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The Statements of Operations show income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The Statements of Changes in Contract Owners' Equity includes Investment activity for income and expenses shown on the Statements of Operations. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as any contract level charges. The sum of the above two sections represents the Net change in contract owners' equity which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The Changes in Units section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

Notes to Financial Statements, beginning on page 13, provide further disclosures about the variable account and its underlying contract provisions.

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                          NATIONWIDE VARIABLE ACCOUNT-6

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                December 31, 2003

Assets:

   Investments at fair value:

      Evergreen VAF - Evergreen VA Foundation Fund (EvFound)
         6,043,153 shares (cost $88,982,088) ..........................................   $ 78,802,720

      Evergreen VAF - Evergreen VA Fund (EvFund)
         4,249,310 shares (cost $56,242,710) ..........................................     51,034,214

      Evergreen VAF - Evergreen VA Growth And Income Fund (EvGrInc)
         3,622,167 shares (cost $56,472,385) ..........................................     55,564,047

      Evergreen VAF - Evergreen VA International Growth Fund (EvIntGr)
         2,308,269 shares (cost $24,107,913) ..........................................     24,721,566

      Evergreen VAF - Evergreen VA Omega Fund (EvOmega)
         3,559,387 shares (cost $71,644,885) ..........................................     53,782,335

      Evergreen VAF - Evergreen VA Small Cap Value Fund (EvSmCapV)
         1,554,193 shares (cost $18,779,468) ..........................................     21,416,776

      Evergreen VAF - Evergreen VA Special Equity Fund (EvSpEq)
         423,635 shares (cost $3,927,266) .............................................      4,571,024

      Evergreen VAF - Evergreen VA Strategic Income Fund (EvStratInc)
         3,071,217 shares (cost $30,387,183) ..........................................     32,247,783

      Fidelity(R) VIP - High Income Portfolio - Initial Class (FidVIPHI)
         119,127 shares (cost $757,619) ...............................................        827,933

      Fidelity(R) VIP - Overseas Portfolio - Initial Class (FidVIPOv)
         58,724 shares (cost $1,197,179) ..............................................        915,507

      Fidelity(R) VIP - Overseas Portfolio - Initial Class R (FidVIPOvR)
         11,373 shares (cost $130,132) ................................................        177,076

      Fidelity(R) VIP II - Asset Manager Portfolio - Initial Class (FidVIPAM)
         110,155 shares (cost $1,605,489) .............................................      1,592,838

      Fidelity(R) VIP II - Contrafund(R) Portfolio - Initial Class (FidVIPCon)
         126,054 shares (cost $2,985,938) .............................................      2,915,618

      Fidelity(R) VIP III - Growth Opportunities Portfolio - Initial Class (FidVIPGrOp)
         91,717 shares (cost $1,781,539) ..............................................      1,382,181

      Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
         47,952 shares (cost $588,496) ................................................        581,656

      Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
         22,283,729 shares (cost $22,283,729) .........................................     22,283,729
                                                                                          ------------
            Total investments .........................................................    352,817,003
   Accounts receivable ................................................................             --
                                                                                          ------------
            Total assets ..............................................................    352,817,003
Accounts payable ......................................................................        621,339
                                                                                          ------------
Contract owners' equity (note 4) ......................................................   $352,195,664
                                                                                          ============

See accompanying notes to financial statements.

================================================================================

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================================================================================

NATIONWIDE VARIABLE ACCOUNT-6
STATEMENTS OF OPERATIONS
Year Ended December 31, 2003

                                                    Total         EvBlCh        EvCapG        EvEqIx
                                                -------------   ----------   -----------   -----------
Investment activity:
   Reinvested dividends .....................   $   6,200,910       19,389       265,667       203,179
   Mortality and expense risk charges
      (note 2) ..............................      (4,529,152)     (61,098)     (130,043)     (205,461)
                                                -------------   ----------   -----------   -----------
      Net investment income (loss) ..........       1,671,758      (41,709)      135,624        (2,282)
                                                -------------   ----------   -----------   -----------

   Proceeds from mutual fund shares sold ....     128,643,654    6,677,126    11,691,973    16,570,513
   Cost of mutual fund shares sold ..........    (160,362,474)  (7,155,623)  (13,596,348)  (20,580,194)
                                                -------------   ----------   -----------   -----------
      Realized gain (loss) on investments ...     (31,718,820)    (478,497)   (1,904,375)   (4,009,681)
   Change in unrealized gain (loss)
      on investments ........................      97,097,224    1,236,157     2,924,960     6,855,714
                                                -------------   ----------   -----------   -----------
      Net gain (loss) on investments ........      65,378,404      757,660     1,020,585     2,846,033
                                                -------------   ----------   -----------   -----------
   Reinvested capital gains .................           1,367           --            --            --
                                                -------------   ----------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................   $  67,051,529      715,951     1,156,209     2,843,751
                                                =============   ==========   ===========   ===========

                                                  EvFound       EvFund      EvGloLead      EvGrInc
                                                -----------   ----------   -----------   ----------
Investment activity:
   Reinvested dividends .....................     1,680,070      170,608        95,564      310,291
   Mortality and expense risk charges
      (note 2) ..............................    (1,092,403)    (303,506)     (197,170)    (565,097)
                                                -----------   ----------   -----------   ----------
      Net investment income (loss) ..........       587,667     (132,898)     (101,606)    (254,806)
                                                -----------   ----------   -----------   ----------

   Proceeds from mutual fund shares sold ....    13,755,944    3,767,219    18,380,691    6,780,533
   Cost of mutual fund shares sold ..........   (16,262,762)  (5,897,407)  (23,245,643)  (9,063,264)
                                                -----------   ----------   -----------   ----------
      Realized gain (loss) on investments ...    (2,506,818)  (2,130,188)   (4,864,952)  (2,282,731)
   Change in unrealized gain (loss)
      on investments ........................    12,083,426    7,999,027     7,219,654   12,958,479
                                                -----------   ----------   -----------   ----------
      Net gain (loss) on investments ........     9,576,608    5,868,839     2,354,702   10,675,748
                                                -----------   ----------   -----------   ----------
   Reinvested capital gains .................            --           --            --           --
                                                -----------   ----------   -----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................    10,164,275    5,735,941     2,253,096   10,420,942
                                                ===========   ==========   ===========   ==========

                                                  EvIntGr     EvMasters     EvOmega      EvSmCapV
                                                ----------   -----------   ----------   ----------
Investment activity:
   Reinvested dividends .....................   $  224,465        73,111           --       20,382
   Mortality and expense risk charges
      (note 2) ..............................      (87,815)     (229,221)    (626,132)    (228,818)
                                                ----------   -----------   ----------   ----------
      Net investment income (loss) ..........      136,650      (156,110)    (626,132)    (208,436)
                                                ----------   -----------   ----------   ----------

   Proceeds from mutual fund shares sold ....      573,772    25,565,113    5,145,886    2,054,813
   Cost of mutual fund shares sold ..........     (824,342)  (34,408,786)  (8,942,760)  (1,950,979)
                                                ----------   -----------   ----------   ----------
      Realized gain (loss) on investments ...     (250,570)   (8,843,673)  (3,796,874)     103,834
   Change in unrealized gain (loss)
      on investments ........................    2,536,269    14,002,235   19,250,632    4,618,012
                                                ----------   -----------   ----------   ----------
      Net gain (loss) on investments ........    2,285,699     5,158,562   15,453,758    4,721,846
                                                ----------   -----------   ----------   ----------
   Reinvested capital gains .................           --            --           --           --
                                                ----------   -----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................   $2,422,349     5,002,452   14,827,626    4,513,410
                                                ==========   ===========   ==========   ==========

                                                  EvSpEq    EvStratInc   FidVIPHI   FidVIPOv
                                                ---------   ----------   --------   --------
Investment activity:
   Reinvested dividends .....................          --    2,859,357     56,219      7,556
   Mortality and expense risk charges
      (note 2) ..............................     (40,003)    (428,733)   (11,445)   (11,476)
                                                ---------   ----------   --------   --------
      Net investment income (loss) ..........     (40,003)   2,430,624     44,774     (3,920)
                                                ---------   ----------   --------   --------

   Proceeds from mutual fund shares sold ....     218,157    3,778,506    533,497    213,155
   Cost of mutual fund shares sold ..........    (246,320)  (3,634,085)  (896,143)  (347,806)
                                                ---------   ----------   --------   --------
      Realized gain (loss) on investments ...     (28,163)     144,421   (362,646)  (134,651)
   Change in unrealized gain (loss)
      on investments ........................   1,218,878    1,671,089    501,047    422,366
                                                ---------   ----------   --------   --------
      Net gain (loss) on investments ........   1,190,715    1,815,510    138,401    287,715
                                                ---------   ----------   --------   --------
   Reinvested capital gains .................          --           --         --         --
                                                ---------   ----------   --------   --------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................   1,150,712    4,246,134    183,175    283,795
                                                =========   ==========   ========   ========

                                                                     (Continued)

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NATIONWIDE VARIABLE ACCOUNT-6
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2003

                                                FidVIPOvR   FidVIPAM   FidVIPCon   FidVIPGrOp   GVITGvtBd    GVITMyMkt
                                                ---------   --------   ---------   ----------   ---------   -----------
Investment activity:
   Reinvested dividends .....................    $    356     64,221      11,747      10,925      28,755         99,048
   Mortality and expense risk charges
      (note 2) ..............................      (1,461)   (22,419)    (35,964)    (17,979)    (13,066)      (219,842)
                                                 --------   --------    --------    --------    --------    -----------
      Net investment income (loss) ..........      (1,105)    41,802     (24,217)     (7,054)     15,689       (120,794)
                                                 --------   --------    --------    --------    --------    -----------

   Proceeds from mutual fund shares sold ....      13,183    474,539     294,739     341,694     820,573     10,992,028
   Cost of mutual fund shares sold ..........     (10,759)  (622,279)   (374,890)   (505,384)   (804,672)   (10,992,028)
                                                 --------   --------    --------    --------    --------    -----------
      Realized gain (loss) on investments ...       2,424   (147,740)    (80,151)   (163,690)     15,901             --
   Change in unrealized gain (loss)
      on investments ........................      46,741    342,356     725,207     514,796     (29,821)            --
                                                 --------   --------    --------    --------    --------    -----------
      Net gain (loss) on investments ........      49,165    194,616     645,056     351,106     (13,920)            --
                                                 --------   --------    --------    --------    --------    -----------
   Reinvested capital gains .................          --         --          --          --       1,367             --
                                                 --------   --------    --------    --------    --------    -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................    $ 48,060    236,418     620,839     344,052       3,136       (120,794)
                                                 ========   ========    ========    ========    ========    ===========

See accompanying notes to financial statements.

================================================================================

NATIONWIDE VARIABLE ACCOUNT-6
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Years Ended December 31, 2003 and 2002

                                                           Total                       EvBlCh
                                                ---------------------------   -----------------------
                                                    2003           2002          2003         2002
                                                ------------   ------------   ----------   ----------
Investment activity:
   Net investment income (loss) .............   $  1,671,758       (275,665)     (41,709)     (55,119)
   Realized gain (loss) on investments ......    (31,718,820)   (18,911,536)    (478,497)    (602,383)
   Change in unrealized gain (loss)
      on investments ........................     97,097,224    (51,144,726)   1,236,157     (690,501)
   Reinvested capital gains .................          1,367        603,650           --           --
                                                ------------   ------------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................     67,051,529    (69,728,277)     715,951  (1,348,003)
                                                ------------   ------------   ----------   ----------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..............      8,439,708     24,645,410      353,276    1,150,278
   Transfers between funds ..................             --             --   (4,975,178)    (238,437)
   Redemptions (note 3) .....................    (43,550,648)   (62,897,060)    (357,432)    (621,056)
   Contingent deferred sales charges
      (note 2) ..............................       (673,015)    (1,071,562)      (7,483)     (11,303)
   Adjustments to maintain reserves .........        (54,583)        (7,030)      (2,246)        (200)
                                                ------------   ------------   ----------   ----------
         Net equity transactions ............    (35,838,538)   (39,330,242)  (4,989,063)     279,282
                                                ------------   ------------   ----------   ----------

Net change in contract owners' equity .......     31,212,991   (109,058,519)  (4,273,112)  (1,068,721)
Contract owners' equity beginning
   of period ................................    320,982,673    430,041,192    4,273,112    5,341,833
                                                ------------   ------------   ----------   ----------
Contract owners' equity end of period........   $352,195,664    320,982,673           --    4,273,112
                                                ============   ============   ==========   ==========

CHANGES IN UNITS:
   Beginning units ..........................     30,184,818     33,553,293      747,903      718,594
                                                ------------   ------------   ----------   ----------
   Units purchased ..........................      8,601,173      3,610,588      312,029       41,843
   Units redeemed ...........................    (13,829,170)    (6,979,063)  (1,059,932)     (12,534)
                                                ------------   ------------   ----------   ----------
   Ending units .............................     24,956,821     30,184,818           --      747,903
                                                ============   ============   ==========   ==========

                                                         EvCapG                     EvEqIx
                                                ------------------------   ------------------------
                                                    2003         2002          2003         2002
                                                -----------   ----------   -----------   ----------
Investment activity:
   Net investment income (loss) .............       135,624     (105,965)       (2,282)     (23,156)
   Realized gain (loss) on investments ......    (1,904,375)    (516,141)   (4,009,681)  (1,366,877)
   Change in unrealized gain (loss)
      on investments ........................     2,924,960   (2,280,420)    6,855,714   (2,983,286)
   Reinvested capital gains .................            --       41,460            --           --
                                                -----------   ----------   -----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................     1,156,209   (2,861,066)    2,843,751   (4,373,319)
                                                -----------   ----------   -----------   ----------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..............       560,310    2,993,209       364,588    1,926,619
   Transfers between funds ..................   (10,493,799)   1,298,776   (14,591,958)    (509,658)
   Redemptions (note 3) .....................      (817,931)  (1,203,628)   (1,514,245)  (2,286,306)
   Contingent deferred sales charges
      (note 2) ..............................       (18,354)     (20,487)      (31,345)     (34,057)
   Adjustments to maintain reserves .........       (19,998)        (381)       21,775         (314)
                                                -----------   ----------   -----------   ----------
         Net equity transactions ............   (10,789,772)   3,067,489   (15,751,185)    (903,716)
                                                -----------   ----------   -----------   ----------

Net change in contract owners' equity .......    (9,633,563)     206,423   (12,907,434)  (5,277,035)
Contract owners' equity beginning
   of period ................................     9,633,563    9,427,140    12,907,434   18,184,469
                                                -----------   ----------   -----------   ----------
Contract owners' equity end of period........            --    9,633,563            --   12,907,434
                                                ===========   ==========   ===========   ==========

CHANGES IN UNITS:
   Beginning units ..........................     1,351,303    1,010,266     1,906,903    2,053,891
                                                -----------   ----------   -----------   ----------
   Units purchased ..........................       208,061      415,730       155,743      325,751
   Units redeemed ...........................    (1,559,364)     (74,693)   (2,062,646)    (472,739)
                                                -----------   ----------   -----------   ----------
   Ending units .............................            --    1,351,303            --    1,906,903
                                                ===========   ==========   ===========   ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-6
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                          EvFound                     EvFund
                                                --------------------------   ------------------------
                                                    2003           2002         2003          2002
                                                ------------   -----------   ----------   -----------
Investment activity:
   Net investment income (loss) .............   $    587,667       569,986     (132,898)     (197,920)
   Realized gain (loss) on investments ......     (2,506,818)   (3,539,387)  (2,130,188)   (3,377,133)
   Change in unrealized gain (loss)
      on investments ........................     12,083,426    (8,818,009)   7,999,027    (3,502,884)
   Reinvested capital gains .................             --            --           --            --
                                                ------------   -----------   ----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................     10,164,275   (11,787,410)   5,735,941    (7,077,937)
                                                ------------   -----------   ----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..............        869,279     3,129,524      209,884       461,688
   Transfers between funds ..................     (2,052,817)   (6,876,447)  27,912,283    (1,677,190)
   Redemptions (note 3) .....................    (10,609,077)  (16,152,448)  (2,761,527)   (4,155,591)
   Contingent deferred sales charges
      (note 2) ..............................       (154,962)     (282,058)     (35,589)      (71,140)
   Adjustments to maintain reserves .........            625        (1,251)        (494)         (457)
                                                ------------   -----------   ----------   -----------
         Net equity transactions ............    (11,946,952)  (20,182,680)  25,324,557    (5,442,690)
                                                ------------   -----------   ----------   -----------

Net change in contract owners' equity .......     (1,782,677)  (31,970,090)  31,060,498   (12,520,627)
Contract owners' equity beginning
   of period ................................     80,585,979   112,556,069   19,911,910    32,432,537
                                                ------------   -----------   ----------   -----------
Contract owners' equity end of period .......   $ 78,803,302    80,585,979   50,972,408    19,911,910
                                                ============   ===========   ==========   ===========
CHANGES IN UNITS:
   Beginning units ..........................      6,266,054     7,795,417    1,889,798     2,360,554
                                                ------------   -----------   ----------   -----------
   Units purchased ..........................        258,458       240,519    2,034,359        40,465
   Units redeemed ...........................     (1,156,945)   (1,769,882)     (42,744)     (511,221)
                                                ------------   -----------   ----------   -----------
   Ending units .............................      5,367,567     6,266,054    3,881,413     1,889,798
                                                ============   ===========   ==========   ===========

                                                        EvGloLead                   EvGrInc
                                                ------------------------   ------------------------
                                                    2003         2002         2003          2002
                                                -----------   ----------   ----------   -----------
Investment activity:
   Net investment income (loss) .............      (101,606)    (166,721)    (254,806)     (206,244)
   Realized gain (loss) on investments ......    (4,864,952)    (355,286)  (2,282,731)   (1,984,178)
   Change in unrealized gain (loss)
      on investments ........................     7,219,654   (4,283,269)  12,958,479    (6,612,286)
   Reinvested capital gains .................            --           --           --         2,714
                                                -----------   ----------   ----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................     2,253,096   (4,805,276)  10,420,942    (8,799,994)
                                                -----------   ----------   ----------   -----------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..............       228,366      585,663      448,448     1,400,548
   Transfers between funds ..................   (16,564,440)  (1,693,117)  11,763,495    (2,510,629)
   Redemptions (note 3) .....................    (1,586,551)  (2,866,432)  (6,117,856)   (7,339,004)
   Contingent deferred sales charges
      (note 2) ..............................       (25,315)     (54,434)     (81,920)     (113,854)
   Adjustments to maintain reserves .........        (5,142)        (338)      (3,608)         (759)
                                                -----------   ----------   ----------   -----------
         Net equity transactions ............   (17,953,082)  (4,028,658)   6,008,559    (8,563,698)
                                                -----------   ----------   ----------   -----------

Net change in contract owners' equity .......   (15,699,986)  (8,833,934)  16,429,501   (17,363,692)
Contract owners' equity beginning
   of period ................................    15,699,986   24,533,920   39,109,714    56,473,406
                                                -----------   ----------   ----------   -----------
Contract owners' equity end of period .......            --   15,699,986   55,539,215    39,109,714
                                                ===========   ==========   ==========   ===========

CHANGES IN UNITS:
   Beginning units ..........................     1,675,951    2,059,019    2,920,648     3,517,468
                                                -----------   ----------   ----------   -----------
   Units purchased ..........................        73,432       56,456      908,149        98,931
   Units redeemed ...........................    (1,749,383)    (439,524)    (596,588)     (695,751)
                                                -----------   ----------   ----------   -----------
   Ending units .............................            --    1,675,951    3,232,209     2,920,648
                                                ===========   ==========   ==========   ===========

NATIONWIDE VARIABLE ACCOUNT-6
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                         EvIntGr                   EvMasters
                                                ------------------------   -------------------------
                                                    2003         2002          2003          2002
                                                -----------   ----------   -----------   -----------
Investment activity:
   Net investment income (loss) .............   $   136,650       17,473      (156,110)     (305,409)
   Realized gain (loss) on investments ......      (250,570)    (243,374)   (8,843,673)   (1,795,595)
   Change in unrealized gain (loss)
      on investments ........................     2,536,269     (536,130)   14,002,235    (6,711,982)
   Reinvested capital gains .................            --           --            --            --
                                                -----------   ----------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................     2,422,349     (762,031)    5,002,452    (8,812,986)
                                                -----------   ----------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..............       111,471      321,017       209,479       706,880
   Transfers between funds ..................    16,579,135      152,808   (23,758,739)   (2,035,993)
   Redemptions (note 3) .....................      (517,325)    (724,238)   (1,599,641)   (3,196,618)
   Contingent deferred sales charges
      (note 2) ..............................       (11,792)     (18,980)      (29,110)      (64,993)
   Adjustments to maintain reserves .........       (13,274)           7       (31,684)         (393)
                                                -----------   ----------   -----------   -----------
         Net equity transactions ............    16,148,215     (269,386)  (25,209,695)   (4,591,117)
                                                -----------   ----------   -----------   -----------

Net change in contract owners' equity .......    18,570,564   (1,031,417)  (20,207,243)  (13,404,103)
Contract owners' equity beginning
   of period ................................     5,615,484    6,646,901    20,207,243    33,611,346
                                                -----------   ----------   -----------   -----------
Contract owners' equity end of period .......   $24,186,048    5,615,484            --    20,207,243
                                                ===========   ==========   ===========   ===========

CHANGES IN UNITS:
   Beginning units ..........................       655,271      686,469     2,770,115     3,344,850
                                                -----------   ----------   -----------   -----------
   Units purchased ..........................     1,628,102       59,032        61,964        89,769
   Units redeemed ...........................       (90,531)     (90,230)   (2,832,079)     (664,504)
                                                -----------   ----------   -----------   -----------
   Ending units .............................     2,192,842      655,271            --     2,770,115
                                                ===========   ==========   ===========   ===========

                                                         EvOmega                   EvSmCapV
                                                ------------------------   -----------------------
                                                   2003          2002         2003         2002
                                                ----------   -----------   ----------   ----------
Investment activity:
   Net investment income (loss) .............     (626,132)     (726,596)    (208,436)    (204,590)
   Realized gain (loss) on investments ......   (3,796,874)   (4,315,395)     103,834      286,211
   Change in unrealized gain (loss)
      on investments ........................   19,250,632   (11,903,204)   4,618,012   (3,822,403)
   Reinvested capital gains .................           --            --           --      550,867
                                                ----------   -----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................   14,827,626   (16,945,195)   4,513,410   (3,189,915)
                                                ----------   -----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..............    1,029,546     3,194,416      724,712    3,393,025
   Transfers between funds ..................      581,476    (3,333,015)     474,681    4,064,018
   Redemptions (note 3) .....................   (4,279,371)   (7,364,228)  (1,497,946)  (2,042,499)
   Contingent deferred sales charges
      (note 2) ..............................      (83,114)     (149,524)     (27,908)     (32,853)
   Adjustments to maintain reserves .........          447          (788)         441         (507)
                                                ----------   -----------   ----------   ----------
         Net equity transactions ............   (2,751,016)   (7,653,139)    (326,020)   5,381,184
                                                ----------   -----------   ----------   ----------

Net change in contract owners' equity .......   12,076,610   (24,598,334)   4,187,390    2,191,269
Contract owners' equity beginning
   of period ................................   41,706,322    66,304,656   17,230,006   15,038,737
                                                ----------   -----------   ----------   ----------
Contract owners' equity end of period .......   53,782,932    41,706,322   21,417,396   17,230,006
                                                ==========   ===========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ..........................    4,063,383     4,755,745    1,349,735    1,015,028
                                                ----------   -----------   ----------   ----------
   Units purchased ..........................      348,841       294,781      186,586      406,672
   Units redeemed ...........................     (619,425)     (987,143)    (224,244)     (71,965)
                                                ----------   -----------   ----------   ----------
   Ending units .............................    3,792,799     4,063,383    1,312,077    1,349,735
                                                ==========   ===========   ==========   ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-6
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                        EvSpEq                  EvStratInc
                                                ----------------------   -----------------------
                                                   2003         2002        2003         2002
                                                ----------   ---------   ----------   ----------
Investment activity:
   Net investment income (loss) .............   $  (40,003)    (27,475)   2,430,624    1,065,600
   Realized gain (loss) on investments ......      (28,163)    (64,976)     144,421     (213,015)
   Change in unrealized gain (loss)
      on investments ........................    1,218,878    (558,530)   1,671,089    2,013,722
   Reinvested capital gains .................           --          --           --           --
                                                ----------   ---------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................    1,150,712    (650,981)   4,246,134    2,866,307
                                                ----------   ---------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..............      210,092     672,467    2,463,652    3,184,917
   Transfers between funds ..................    1,342,302     386,890    3,110,654    5,862,315
   Redemptions (note 3) .....................     (171,718)   (176,933)  (3,735,676)  (3,044,584)
   Contingent deferred sales charges
      (note 2) ..............................       (4,375)     (3,431)     (55,739)     (56,403)
   Adjustments to maintain reserves .........           79        (220)         184          136
                                                ----------   ---------   ----------   ----------
         Net equity transactions ............    1,376,380     878,773    1,783,075    5,946,381
                                                ----------   ---------   ----------   ----------

Net change in contract owners' equity .......    2,527,092     227,792    6,029,209    8,812,688
Contract owners' equity beginning
   of period ................................    2,044,016   1,816,224   26,218,685   17,405,997
                                                ----------   ---------   ----------   ----------
Contract owners' equity end of period .......   $4,571,108   2,044,016   32,247,894   26,218,685
                                                ==========   =========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ..........................      352,742     225,039    2,061,377    1,558,811
                                                ----------   ---------   ----------   ----------
   Units purchased ..........................      221,960     145,979      612,415      629,106
   Units redeemed ...........................      (48,271)    (18,276)    (471,379)    (126,540)
                                                ----------   ---------   ----------   ----------
   Ending units .............................      526,431     352,742    2,202,413    2,061,377
                                                ==========   =========   ==========   ==========

                                                      FidVIPHI              FidVIPOv
                                                -------------------   --------------------
                                                  2003       2002       2003        2002
                                                --------   --------   --------   ---------
Investment activity:
   Net investment income (loss) .............     44,774     73,060     (3,920)     (5,767)
   Realized gain (loss) on investments ......   (362,646)  (165,694)  (134,651)   (232,852)
   Change in unrealized gain (loss)
      on investments ........................    501,047    104,528    422,366     (30,812)
   Reinvested capital gains .................         --         --         --          --
                                                --------   --------   --------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................    183,175     11,894    283,795    (269,431)
                                                --------   --------   --------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..............     11,166      4,806        164       3,403
   Transfers between funds ..................    247,729     (1,311)   (54,903)   (112,390)
   Redemptions (note 3) .....................   (334,192)  (101,866)  (145,885)   (218,125)
   Contingent deferred sales charges
      (note 2) ..............................     (1,739)      (817)      (575)     (2,394)
   Adjustments to maintain reserves .........          6        (11)       (67)       (422)
                                                --------   --------   --------   ---------
         Net equity transactions ............    (77,030)   (99,199)  (201,266)   (329,928)
                                                --------   --------   --------   ---------

Net change in contract owners' equity .......    106,145    (87,305)    82,529    (599,359)
Contract owners' equity beginning
   of period ................................    721,793    809,098    832,903   1,432,262
                                                --------   --------   --------   ---------
Contract owners' equity end of period .......    827,938    721,793    915,432     832,903
                                                ========   ========   ========   =========

CHANGES IN UNITS:
   Beginning units ..........................     84,264     96,341     91,226     123,306
                                                --------   --------   --------   ---------
   Units purchased ..........................     45,807        590         14         334
   Units redeemed ...........................    (53,045)   (12,667)   (20,313)    (32,414)
                                                --------   --------   --------   ---------
   Ending units .............................     77,026     84,264     70,927      91,226
                                                ========   ========   ========   =========

NATIONWIDE VARIABLE ACCOUNT-6
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                     FidVIPOvR             FidVIPAM
                                                ------------------   ---------------------
                                                   2003      2002       2003        2002
                                                ---------   ------   ---------   ---------
Investment activity:
   Net investment income (loss)..............   $  (1,105)    (113)     41,802      50,304
   Realized gain (loss) on investments.......       2,424      102    (147,740)   (104,310)
   Change in unrealized gain (loss)
      on investments.........................      46,741      204     342,356    (162,378)
   Reinvested capital gains..................          --       --          --          --
                                                ---------   ------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations..........................      48,060      193     236,418    (216,384)
                                                ---------   ------   ---------   ---------
Equity transactions:
   Purchase payments received from
      contract owners (note 3)...............          51    1,168       1,805      18,942
   Transfers between funds...................     101,046   37,219      74,507      58,704
   Redemptions (note 3)......................      (6,379)  (4,242)   (391,981)   (201,465)
   Contingent deferred sales charges
      (note 2)...............................         (60)      --      (1,930)     (1,953)
   Adjustments to maintain reserves..........         116        9          26         (45)
                                                ---------   ------   ---------   ---------
         Net equity transactions.............      94,774   34,154    (317,573)   (125,817)
                                                ---------   ------   ---------   ---------

Net change in contract owners' equity........     142,834   34,347     (81,155)   (342,201)
Contract owners' equity beginning of period..      34,347       --   1,674,012   2,016,213
                                                ---------   ------   ---------   ---------
Contract owners' equity end of period........   $ 177,181   34,347   1,592,857   1,674,012
                                                =========   ======   =========   =========

CHANGES IN UNITS:
   Beginning units...........................       4,440       --     126,519     137,134
                                                ---------   ------   ---------   ---------
   Units purchased...........................      13,035    4,882      11,715       6,657
   Units redeemed............................      (1,284)    (442)    (34,743)    (17,272)
                                                ---------   ------   ---------   ---------
   Ending units..............................      16,191    4,440     103,491     126,519
                                                =========   ======   =========   =========

                                                      FidVIPCon               FidVIPGrOp
                                                ---------------------   ---------------------
                                                   2003        2002        2003        2002
                                                ---------   ---------   ---------   ---------
Investment activity:
   Net investment income (loss)..............     (24,217)    (14,931)     (7,054)     (3,603)
   Realized gain (loss) on investments.......     (80,151)   (163,453)   (163,690)   (176,538)
   Change in unrealized gain (loss)
      on investments.........................     725,207    (134,903)    514,796    (262,543)
   Reinvested capital gains..................          --          --          --          --
                                                ---------   ---------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations..........................     620,839    (313,287)    344,052    (442,684)
                                                ---------   ---------   ---------   ---------
Equity transactions:
   Purchase payments received from
      contract owners (note 3)...............       5,550      50,211       3,800       1,300
   Transfers between funds...................     152,497    (261,849)    (15,193)    (22,079)
   Redemptions (note 3)......................    (199,976)   (379,409)   (253,017)   (214,019)
   Contingent deferred sales charges
      (note 2)...............................      (2,389)     (4,292)     (2,172)     (3,204)
   Adjustments to maintain reserves..........          11         (81)     (1,741)       (987)
                                                ---------   ---------   ---------   ---------
         Net equity transactions.............     (44,307)   (595,420)   (268,323)   (238,989)
                                                ---------   ---------   ---------   ---------

Net change in contract owners' equity........     576,532    (908,707)     75,729    (681,673)
Contract owners' equity beginning of period..   2,339,108   3,247,815   1,305,232   1,986,905
                                                ---------   ---------   ---------   ---------
Contract owners' equity end of period........   2,915,640   2,339,108   1,380,961   1,305,232
                                                =========   =========   =========   =========

CHANGES IN UNITS:
   Beginning units...........................     176,677     219,263     159,330     186,902
                                                ---------   ---------   ---------   ---------
   Units purchased...........................      17,721       3,618       6,777         153
   Units redeemed............................     (20,538)    (46,204)    (34,466)    (27,725)
                                                ---------   ---------   ---------   ---------
   Ending units..............................     173,860     176,677     131,641     159,330
                                                =========   =========   =========   =========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-6
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                       GVITGvtBd                 GVITMyMkt
                                                ----------------------   ------------------------
                                                   2003         2002        2003          2002
                                                ----------   ---------   ----------   -----------
Investment activity:
   Net investment income (loss)..............   $   15,689      28,802     (120,794)      (37,281)
   Realized gain (loss) on investments.......       15,901      18,738           --            --
   Change in unrealized gain (loss)
      on investments.........................      (29,821)     30,360           --            --
   Reinvested capital gains..................        1,367       8,609           --            --
                                                ----------   ---------   ----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations..........................        3,136      86,509     (120,794)      (37,281)
                                                ----------   ---------   ----------   -----------

Equity transactions:
   Purchase payments received from contract
      owners (note 3)........................          562      17,325      633,507     1,428,004
   Transfers between funds...................     (280,044)    570,735   10,447,266     6,840,650
   Redemptions (note 3)......................     (342,678)   (306,800)  (6,310,244)  (10,297,569)
   Contingent deferred sales charges
      (note 2)...............................       (2,799)       (873)     (94,345)     (144,512)
   Adjustments to maintain reserves..........          (12)          5          (27)          (33)
                                                ----------   ---------   ----------   -----------
         Net equity transactions.............     (624,971)    280,392    4,676,157    (2,173,460)
                                                ----------   ---------   ----------   -----------

Net change in contract owners' equity........     (621,835)    366,901    4,555,363    (2,210,741)
Contract owners' equity beginning of period..    1,203,475     836,574   17,728,349    19,939,090
                                                ----------   ---------   ----------   -----------
Contract owners' equity end of period........   $  581,640   1,203,475   22,283,712    17,728,349
                                                ==========   =========   ==========   ===========

CHANGES IN UNITS:
   Beginning units...........................       81,236      61,795    1,449,943     1,627,401
                                                ----------   ---------   ----------   -----------
   Units purchased...........................       14,968      26,106    1,481,037       723,214
   Units redeemed............................      (57,166)     (6,665)  (1,094,084)     (900,672)
                                                ----------   ---------   ----------   -----------
   Ending units..............................       39,038      81,236    1,836,896     1,449,943
                                                ==========   =========   ==========   ===========

See accompanying notes to financial statements.

================================================================================

================================================================================

                         NATIONWIDE VARIABLE ACCOUNT-6
                         NOTES TO FINANCIAL STATEMENTS
                           December 31, 2003 and 2002

(1)  Background and Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          Nationwide Variable Account-6 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on February 2, 1994. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          On March 3, 1997, the Company (Depositor) transferred to the Account, 100,000 shares of the Evergreen - VA Omega Growth Fund (formerly Evergreen - VA Aggressive Growth Fund), for which the Account was credited with 100,000 units of the foregoing Evergreen Fund. The value of the units purchased by the Company on March 3, 1997 was $1,000,000.

          On May 1, 1998, the Depositor transferred to the Account, 100,000 shares of the Evergreen - VA Small Cap Equity Income Fund, for which the Account was credited with 100,000 units of the foregoing Evergreen Fund. The value of the units purchased by the Company on May 1, 1998 was $1,000,000.

          On August 17, 1998, the Depositor transferred to the Account, 100,000 shares of the Evergreen - International Growth Fund, for which the Account was credited with 100,000 units of the foregoing Evergreen Fund. The value of the units purchased by the Company on August 17, 1998 was $1,000,000.

          On February 1, 1999, the Depositor transferred to the Account, 400,000 shares of the Evergreen - VA Masters Fund, for which the Account was credited with 400,000 units of the foregoing Evergreen Fund. The value of the units purchased by the Company on February 1, 1999 was $4,000,000.

          The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions.

     (b)  The Contracts

          Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

          With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following funds:

               Portfolios of the Evergreen Variable Annuity Funds (Evergreen
                  VAF);
                  Evergreen VAF - Evergreen VA Blue Chip Fund (EvBlCh)* Evergreen VAF - Evergreen VA CapitalGrowth Fund (EvCapG)* Evergreen VAF - Evergreen VA Equity Index Fund (EvEqIx)* Evergreen VAF - Evergreen VA Foundation Fund (EvFound) Evergreen VAF - Evergreen VA Fund (EvFund)
                  Evergreen VAF - Evergreen VA Global Leaders Fund (EvGloLead)* Evergreen VAF - Evergreen VA Growth and Income Fund (EvGrInc) Evergreen VAF - Evergreen VA International Growth Fund
                     (EvIntGr)
                  Evergreen VAF - Evergreen VA Masters Fund (EvMasters)* Evergreen VAF - Evergreen VA Omega Fund (EvOmega)
                  Evergreen VAF - Evergreen VA Small Cap Value Fund (EvSmCapV) Evergreen VAF - Evergreen VA Special Equity Fund (EvSpEq) Evergreen VAF - Evergreen VA Strategic Income Fund
                     (EvStratInc)

               Portfolios of the Fidelity(R) Variable Insurance Products Fund
                  (Fidelity(R) VIP);
                  Fidelity(R) VIP - High Income Portfolio - Initial Class
                     (FidVIPHI)
                  Fidelity(R) VIP - Overseas Portfolio - Initial Class
                     (FidVIPOv)
                  Fidelity(R) VIP - Overseas Portfolio - Initial Class R
                     (FidVIPOvR)

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-6
                    NOTES TO FINANCIAL STATEMENTS, Continued

               Portfolios of the Fidelity(R) Variable Insurance Products Fund II
                  (Fidelity(R) VIP II);
                  Fidelity(R) VIP II - Asset Manager Portfolio - Initial Class
                     (FidVIPAM)
                  Fidelity(R) VIP II - Contrafund(R) Portfolio - Initial Class
                     (FidVIPCon)

               Portfolio of the Fidelity(R) Variable Insurance Products Fund III
                  (Fidelity(R) VIP III);
                  Fidelity(R) VIP III - Growth Opportunities Portfolio - Initial
                     Class (FidVIPGrOp)

               Portfolios of the Gartmore GVIT (formerly Nationwide(R) Separate
                  Account Trust);
                  Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd) Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)

               * At December 31, 2003, contract owners have not invested in this fund.

          The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Con-sequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2003. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  Expenses

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners' contract value a contingent deferred sales charge not to exceed 6% of the lesser of purchase payments or the amount surrendered. This charge declines to 0% after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company: a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.15%, respectively. No charges are deducted from the initial funding by the Depositor, or from earnings thereon.

     The following table provides mortality and expense risk charges by asset fee rates for the year ended December 31, 2003:

                        Total     EvBlCh    EvCapG    EvEqIx    EvFound     EvFund   EvGloLead   EvGrInc
                     ----------   ------   -------   -------   ---------   -------   ---------   -------
     1.30% .......   $    1,461       --        --        --          --        --         --         --
     1.40% .......    4,527,691   61,098   130,043   205,461   1,092,403   303,506    197,170    565,097
                     ----------   ------   -------   -------   ---------   -------    -------    -------
        Totals ...   $4,529,152   61,098   130,043   205,461   1,092,403   303,506    197,170    565,097
                     ==========   ======   =======   =======   =========   =======    =======    =======

                     EvIntGr   EvMasters   EvOmega   EvSmCapV   EvSpEq   EvStratInc   FidVIPHI   FidVIPOv
                     -------   ---------   -------   --------   ------   ----------   --------   --------
     1.30% .......   $    --         --         --         --       --          --         --         --
     1.40% .......    87,815    229,221    626,132    228,818   40,003     428,733     11,445     11,476
                     -------    -------    -------    -------   ------     -------     ------     ------
        Totals ...   $87,815    229,221    626,132    228,818   40,003     428,733     11,445     11,476
                     =======    =======    =======    =======   ======     =======     ======     ======

                     FidVIPOvR   FidVIPAM   FidVIPCon   FidVIPGrOp   GVITGvtBd   GVITMyMkt
                     ---------   --------   ---------   ----------   ---------   ---------
     1.30% .......     $1,461         --          --          --           --          --
     1.40% .......         --     22,419      35,964      17,979       13,066     219,842
                       ------     ------      ------      ------       ------     -------
        Totals ...     $1,461     22,419      35,964      17,979       13,066     219,842
                       ======     ======      ======      ======       ======     =======

(3)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, share-holder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2003 and 2002, total transfers to the Account from the fixed account were $5,402,442 and $15,741,472, respectively, and total transfers from the Account to the fixed account were $6,755,644 and $22,401,379, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

     For guaranteed minimum death benefits, the Company contributed $1,086,348 and $1,211,774 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2003 and 2002, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death, when applicable.

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-6

(4)  Financial Highlights

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of the end of the period indicated, and the contract expense rate, investment income ratio and total returns for each period in the five year period ended December 31, 2003.

                             Contract                                             Investment
                              Expense                  Unit         Contract        Income       Total
                               Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                             --------   ---------   ----------   --------------   ----------   ---------
   Evergreen VAF - Evergreen VA Blue Chip Fund
         2002 ............     1.40%      747,903   $ 5.713457    $  4,273,112       0.30%       -23.14%
         2001 ............     1.40%      718,594     7.433729       5,341,833       0.47%       -17.78%
         2000 ............     1.40%      188,699     9.041606       1,706,142       0.44%        -9.58% 10/02/00

   Evergreen VAF - Evergreen VA Capital Growth Fund
         2002 ............     1.40%    1,351,303     7.129092       9,633,563       0.39%       -23.60%
         2001 ............     1.40%    1,010,266     9.331344       9,427,140       0.40%       -14.18%
         2000 ............     1.40%      114,756    10.872868       1,247,727       0.00%         8.73% 10/02/00

   Evergreen VAF - Evergreen VA Equity Index Fund
         2002 ............     1.40%    1,906,903     6.768794      12,907,434       1.26%       -23.55%
         2001 ............     1.40%    2,053,891     8.853668      18,184,469       1.06%       -13.21%
         2000 ............     1.40%    1,806,401    10.201199      18,427,456       1.55%       -10.37%
         1999 ............     1.40%      439,545    11.381773       5,002,801       0.51%        13.82% 10/01/99

   Evergreen VAF - Evergreen VA Foundation Fund
         2003 ............     1.40%    5,367,567    14.681382      78,803,302       2.11%        14.16%
         2002 ............     1.40%    6,266,054    12.860722      80,585,979       1.98%       -10.93%
         2001 ............     1.40%    7,795,417    14.438749     112,556,069       2.03%        -9.86%
         2000 ............     1.40%    8,436,667    16.017249     135,132,196       1.75%        -6.25%
         1999 ............     1.40%    6,659,257    17.085223     113,774,891       2.17%         9.09%

   Evergreen VAF - Evergreen VA Fund+
         2003 ............     1.40%    3,540,468    13.240526      46,877,659       0.48%        25.66%
         2002 ............     1.40%    1,889,798    10.536528      19,911,910       0.62%       -23.31%
         2001 ............     1.40%    2,360,554    13.739375      32,432,537       0.00%       -19.01%
         2000 ............     1.40%    2,787,337    16.963425      47,282,782       0.20%       -13.21%
         1999 ............     1.40%    2,699,076    19.546002      52,756,145       0.72%        21.31%

      Initial Funding by Depositor
         2003 ............     0.00%      340,945    12.010001       4,094,749       0.48%         4.37% 12/05/03

   Evergreen VAF - Evergreen VA Global Leaders Fund
         2002 ............     1.40%    1,675,951     9.367807      15,699,986       0.59%       -21.38%
         2001 ............     1.40%    2,059,019    11.915344      24,533,920       0.40%       -14.65%
         2000 ............     1.40%    2,144,820    13.959778      29,941,211       0.57%        -9.97%
         1999 ............     1.40%    1,295,796    15.505471      20,091,927       0.55%        22.97%

   Evergreen VAF - Evergreen VA Growth And Income Fund
         2003 ............     1.40%    3,232,209    17.183052      55,539,215       0.66%        28.32%
         2002 ............     1.40%    2,920,648    13.390766      39,109,714       0.99%       -16.60%
         2001 ............     1.40%    3,517,468    16.055130      56,473,406       0.37%       -13.40%
         2000 ............     1.40%    4,024,797    18.539769      74,618,807       0.10%        -1.69%
         1999 ............     1.40%    3,912,045    18.858129      73,773,849       0.43%        16.91%

   Evergreen VAF - Evergreen VA International Growth Fund
         2003 ............     1.40%    2,092,842    10.990104      23,000,551       1.51%        29.49%
         2002 ............     1.40%      555,271     8.487318       4,712,762       1.49%       -11.72%
         2001 ............     1.40%      586,469     9.614522       5,638,619       0.65%       -19.33%
         2000 ............     1.40%      577,450    11.725942       6,771,145       0.68%        -6.38%
         1999 ............     1.40%      185,519    12.730754       2,361,797       1.56%        36.29%

      Initial Funding by Depositor
         2003 ............     0.00%      100,000    11.854970       1,185,497       1.51%        31.32%
         2002 ............     0.00%      100,000     9.027220         902,722       1.49%       -10.47%
         2001 ............     0.00%      100,000    10.082820       1,008,282       0.65%       -16.83%
         2000 ............     0.00%      100,000    12.123657       1,212,366       0.68%        -6.59%
         1999 ............     0.00%      100,000    12.979191       1,297,919       1.56%        38.22%

                             Contract                                             Investment
                              Expense                  Unit         Contract        Income       Total
                               Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                             --------   ---------   ----------   --------------   ----------   ---------
   Evergreen VAF - Evergreen VA Masters Fund+
         2002 ............     1.40%    2,370,115   $ 7.235419    $17,148,775        0.05%      -27.64%
         2001 ............     1.40%    2,944,850     9.998534     29,444,183        0.01%      -17.02%
         2000 ............     1.40%    2,665,779    12.050025     32,122,704        0.00%       -4.33%
         1999 ............     1.40%    1,095,596    12.595397     13,799,467        0.19%       25.95% 02/01/99

      Initial Funding by Depositor
         2002 ............     0.00%      400,000     7.646170      3,058,468        0.05%      -26.61%
         2001 ............     0.00%      400,000    10.417908      4,167,163        0.01%      -15.84%
         2000 ............     0.00%      400,000    12.378310      4,951,324        0.00%       -2.98%
         1999 ............     0.00%      400,000    12.758280      5,103,312        0.19%       27.58% 02/01/99

   Evergreen VAF - Evergreen VA Omega Fund
         2003 ............     1.40%    3,692,799    14.142571     52,225,672        0.00%       38.08%
         2002 ............     1.40%    3,963,383    10.242333     40,594,288        0.00%      -26.43%
         2001 ............     1.40%    4,655,745    13.921378     64,814,386        0.00%      -15.99%
         2000 ............     1.40%    4,382,536    16.571677     72,625,971        0.08%      -13.68%
         1999 ............     1.40%    1,169,600    19.198916     22,455,052        0.00%       45.18%

      Initial Funding by Depositor
         2003 ............     0.00%      100,000    15.572600      1,557,260        0.00%       40.04%
         2002 ............     0.00%      100,000    11.120340      1,112,034        0.00%      -25.38%
         2001 ............     0.00%      100,000    14.902697      1,490,270        0.00%      -14.79%
         2000 ............     0.00%      100,000    17.489542      1,748,954        0.08%      -12.46%
         1999 ............     0.00%      100,000    19.980000      1,998,000        0.00%       47.24%

   Evergreen VAF - Evergreen VA Small Cap Value Fund
         2003 ............     1.40%    1,212,077    16.220420     19,660,398        0.11%       27.71%
         2002 ............     1.40%    1,249,735    12.701429     15,873,420        0.15%      -13.82%
         2001 ............     1.40%      915,028    14.739002     13,486,600        0.25%       16.45%
         2000 ............     1.40%      646,227    12.206031      7,887,867        1.06%       19.03%
         1999 ............     1.40%      363,224    10.633805      3,862,453        0.97%       10.50%

      Initial Funding by Depositor
         2003 ............     0.00%      100,000    17.569980      1,756,998        0.11%       29.52%
         2002 ............     0.00%      100,000    13.565860      1,356,586        0.15%      -12.60%
         2001 ............     0.00%      100,000    15.521370      1,552,137        0.25%       22.48%
         2000 ............     0.00%      100,000    12.672915      1,267,292        1.06%       16.41%
         1999 ............     0.00%      100,000    10.886886      1,088,689        0.97%       12.07%

   Evergreen VAF - Evergreen VA Special Equity Fund
         2003 ............     1.40%      526,431     8.683204      4,571,108        0.00%       49.85%
         2002 ............     1.40%      352,742     5.794650      2,044,016        0.00%      -28.20%
         2001 ............     1.40%      225,039     8.070709      1,816,224        0.00%       -9.40%
         2000 ............     1.40%       62,023     8.908202        552,513        0.00%      -10.92% 10/02/00

   Evergreen VAF - Evergreen VA Strategic Income Fund
         2003 ............     1.40%    2,202,413    14.642074     32,247,894        9.78%       15.12%
         2002 ............     1.40%    2,061,377    12.719015     26,218,685        6.27%       13.91%
         2001 ............     1.40%    1,558,811    11.166201     17,405,997        5.71%        4.71%
         2000 ............     1.40%    1,568,980    10.663896     16,731,440       14.28%       -2.07%
         1999 ............     1.40%    1,655,359    10.889649     18,026,278        0.00%        0.21%

   Fidelity(R) VIP - High Income Portfolio - Initial Class
         2003 ............     1.40%       77,026    10.748816        827,938        7.26%       25.48%
         2002 ............     1.40%       84,264     8.565854        721,793       10.91%        2.00%
         2001 ............     1.40%       96,341     8.398274        809,098       14.00%      -12.98%
         2000 ............     1.40%      120,662     9.650435      1,164,441        8.20%      -23.55%
         1999 ............     1.40%      159,811    12.623913      2,017,440        9.40%        6.64%

   Fidelity(R) VIP - Overseas Portfolio - Initial Class
         2003 ............     1.40%       70,927    12.906677        915,432        0.86%       41.36%
         2002 ............     1.40%       91,226     9.130104        832,903        0.88%      -21.40%
         2001 ............     1.40%      123,306    11.615508      1,432,262        6.04%      -22.28%
         2000 ............     1.40%      187,863    14.945049      2,807,622        1.53%      -20.24%
         1999 ............     1.40%      196,404    18.736556      3,679,935        1.35%       40.63%

   Fidelity(R) VIP - Overseas Portfolio - Initial Class R
         2003 ............     1.30%       16,191    10.943179        177,181        0.34%       41.46%
         2002 ............     1.30%        4,440     7.735704         34,347        0.00%      -22.64% 05/01/02


                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-6

                           Contract                                             Investment
                            Expense                  Unit         Contract        Income       Total
                             Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                           --------   ---------   ----------   --------------   ----------   ---------
   Fidelity(R) VIP II - Asset Manager Portfolio - Initial Class
      2003 .............     1.40%      103,491   $15.391261    $  1,592,857       3.93%       16.32%
      2002 .............     1.40%      126,519    13.231309       1,674,012       4.17%      -10.01%
      2001 .............     1.40%      137,134    14.702505       2,016,213       3.97%       -5.44%
      2000 .............     1.40%      120,914    15.548451       1,880,025       3.47%       -5.27%
      1999 .............     1.40%      140,624    16.412859       2,308,042       3.19%        9.54%

   Fidelity(R) VIP II - Contrafund(R) Portfolio - Initial Class
      2003 .............     1.40%      173,860    16.770045       2,915,640       0.45%       26.67%
      2002 .............     1.40%      176,677    13.239461       2,339,108       0.90%      -10.62%
      2001 .............     1.40%      219,263    14.812417       3,247,815       0.80%      -13.48%
      2000 .............     1.40%      229,838    17.120362       3,934,910       0.34%       -7.92%
      1999 .............     1.40%      193,348    18.593650       3,595,045       0.36%       22.52%

   Fidelity(R) VIP III - Growth Opportunities Portfolio - Initial Class
      2003 .............     1.40%      131,641    10.490353       1,380,961       0.81%       28.06%
      2002 .............     1.40%      159,330     8.192003       1,305,232       1.12%      -22.94%
      2001 .............     1.40%      186,902    10.630731       1,986,905       0.39%      -15.63%
      2000 .............     1.40%      219,974    12.599691       2,771,604       1.30%      -18.22%
      1999 .............     1.40%      238,024    15.407270       3,667,300       0.95%        2.81%

   Gartmore GVIT Government Bond Fund - Class I
      2003 .............     1.40%       39,038    14.899327         581,640       3.22%        0.57%
      2002 .............     1.40%       81,236    14.814551       1,203,475       4.13%        9.43%
      2001 .............     1.40%       61,795    13.537897         836,574       3.43%        5.75%
      2000 .............     1.40%       63,371    12.802365         811,299       5.65%       10.97%
      1999 .............     1.40%      109,519    11.536586       1,263,475       5.22%       -3.71%

   Gartmore GVIT Money Market Fund - Class I
      2003 .............     1.40%    1,836,896    12.131178      22,283,712       0.50%       -0.78%
      2002 .............     1.40%    1,449,943    12.226928      17,728,349       1.16%       -0.21%
      2001 .............     1.40%    1,627,401    12.252106      19,939,090       3.48%        2.15%
      2000 .............     1.40%      689,311    11.994815       8,268,158       5.56%        4.55%
      1999 .............     1.40%      698,371    11.472786       8,012,261       4.66%        3.38%
                                                                ------------

   2003 Contract owners' equity .............................   $352,195,664
                                                                ============
   2002 Contract owners' equity .............................   $320,982,673
                                                                ============
   2001 Contract owners' equity .............................   $430,041,192
                                                                ============
   2000 Contract owners' equity .............................   $475,865,955
                                                                ============
   1999 Contract owners' equity .............................   $359,936,079
                                                                ============

* This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

+ Under a substitution order effective in 2003, the Evergreen VAF - Evergreen VA Fund was substituted for the Evergreen VAF - Evergreen VA Masters Fund. The financial highlights separately present data for the Evergreen VAF - Evergreen VA Masters Fund and the Evergreen VAF - Evergreen VA Fund through 2002 and only the Evergreen VAF - Evergreen VA Fund thereafter.

================================================================================

================================================================================

                          Independent Auditors' Report

The Board of Directors of Nationwide Life Insurance Company and
   Contract Owners of Nationwide Variable Account-6:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-6 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2003, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2003, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 20, 2004

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